Income Taxes (Composition of Net Deferred Income Tax Asset) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax assets	$ 278.8	$ 570.1
Deferred income tax liabilities	(77.3)	0.0
Net deferred income tax asset	$ 201.5	$ 570.1